Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2024
Disclosure Of Assets Pledged As Collateral [Abstract]
Assets Pledged as Collateral
8.	ASSETS PLEDGED AS COLLATERAL
The following table lists assets of the Company pledged as collateral:

	As of December 31,
	2023	2024	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)
Refundable Deposits (Time deposit)	$813,289	$1,009,000	Customs	Customs duty guarantee
Refundable Deposits (Time deposit)	236,556	237,051	Science Park Bureau	Collateral for land lease
Refundable Deposits (Time deposit)	18,647	18,647	Science Park Bureau	Collateral for dormitory lease
Refundable Deposits (Time deposit)	64,950	64,950	National Property Administration, Ministry of Finance	Guarantee for the application of national non-public use land for development
Refundable Deposits (Time deposit)	8,118	8,118	Bureau of Land Administration, Tainan City Government	Guarantee for the application of national non-public use land for development
Refundable Deposits (Time deposit)	36,970	38,073	Liquefied Natural Gas Business Division, CPC Corporation, Taiwan	Energy resources guarantee
Refundable Deposits (Time deposit)	1,006,852	—	Bank of China and Agricultural Bank of China	Bank performance guarantee
Refundable Deposits (Time deposit)	459,900	490,950	CTBC Bank Singapore Branch	Collateral for letter of credit
Buildings	4,487,730	4,377,176	Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Machinery and equipment	6,627,761	4,057,201	Taiwan Cooperative Bank, Mega International Commercial Bank, KGI Bank, First Commercial Bank, Shanghai Commercial Bank, CTBC Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Right-of-use assets	266,650	269,152	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans

Total	$14,027,423	$10,570,318